CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (FY) - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 845.0	$ 1,439.8	$ 728.5	$ 727.1	$ 532.2	$ 778.9	$ 667.4	$ 606.1	$ 447.1	$ 2,200.8	$ 1,987.8	$ 3,427.6	$ 2,499.5	$ 2,035.0
Other comprehensive income (loss):
Foreign currency translation adjustment	3.7		(1.7)							8.4	4.4	1.7	(16.1)	(9.6)
Comprehensive income	848.7		726.8							2,209.2	1,992.2	3,429.3	2,483.4	2,025.4
Less: Comprehensive income attributable to non-controlling interest	3.3		5.6							11.0	18.1	23.2	23.1	27.4
Comprehensive income attributable to Express Scripts	$ 845.4		$ 721.2							$ 2,198.2	$ 1,974.1	$ 3,406.1	$ 2,460.3	$ 1,998.0